Group statement of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	$ 593	$ 417	$ 1,224
Items that may be subsequently reclassified to profit or loss:
Gains on valuation of available-for-sale financial assets, net of related tax charge of $3m (2016: $nil, 2015: $nil)	41	5	2
Fair value gains reclassified to profit on disposal of available-for-sale financial assets	(73)	(7)
Exchange (losses)/gains on retranslation of foreign operations, net of related tax credit of $1m (2016: charge of $3m, 2015: charge of $1m)	(77)	182	(2)
Exchange losses reclassified to profit on hotel disposal			2
Total items that may be subsequently reclassified to profit or loss	(109)	180	2
Items that will not be reclassified to profit or loss:
Re-measurement(losses)/gains on defined benefit plans, including related tax credit of $nil (2016: credit of $4m, 2015: charge of $4m)	(4)		9
Deferred tax charge on defined benefit plans arising from significant US tax reform	(11)
Tax related to pension contributions			7
Total items that will not be reclassified to profit or loss	(15)		16
Total other comprehensive (loss)/ income for the year	(124)	180	18
Total comprehensive income for the year	469	597	1,242
Attributable to:
Equity holders of the parent	467	594	1,240
Non-controlling interest	2	3	2
Total comprehensive income for the year	$ 469	$ 597	$ 1,242